ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Expenses Details
Accounts payable	$ 406,519	$ 1,178,212	$ 159,118
Accrued officers' salary	60,000	60,000	75,000
Accrued interest	123,414	204,898	75,408
Accrued payroll taxes	62,599	62,599	57,850
Customer deposits			10,000
ACCOUNTS PAYABLE AND ACCRUED EXPENSES	$ 652,532	$ 1,505,709	$ 377,376